Inventories, Net - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Inventories [Abstract]
Finished goods	¥ 17,737	$ 2,430	¥ 14,859
Work in process	33,054	4,528	33,573
Raw materials	7,429	1,019	9,868
Inventories, net	¥ 58,220	$ 7,977	¥ 58,300